Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 2,451,318	¥ 2,850,110	¥ 2,245,261
Basic earnings per share attributable to Toyota Motor Corporation	2,451,318	2,850,110	2,245,261
Model AA Class Shares	0	23	12,569
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 2,451,318	¥ 2,850,132	¥ 2,257,830
Basic earnings per share attributable to Toyota Motor Corporation	13,658,382	13,887,348	13,976,442
Model AA Class Shares		311	229,694
Diluted earnings per share attributable to Toyota Motor Corporation	13,658,382	13,887,659	14,206,137
Basic earnings per share attributable to Toyota Motor Corporation	¥ 179.47	¥ 205.23	¥ 160.65
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 179.47	¥ 205.23	¥ 158.93